Accounts receivable	12 Months Ended
Mar. 31, 2021
Receivables [Abstract]
Accounts receivable

5. Accounts receivable

The Company’s accounts receivables are generated by selling energy to customers and are reported net of any allowance for uncollectible accounts. The Company uses ageing analysis, probability of default methods, past facts, significant one-time events, guidelines issued by government authorities, credit rating of customers, current economic conditions and reasonable forecasts that are most relevant in evaluating and estimating the expected credit losses.

The Company writes-off an account receivable in the period that it is deemed uncollectible and records a reduction in the ECL and the balance of the account receivables in the balance sheet.

The Company evaluates the concentration of risk with respect to its accounts receivables as high, due to the limited number of counterparts for its services, being mainly state utilities and government entities. However, the Company does not foresee any significant credit risk attached to receivables from such state utilities/government entities (also refer note 26 below).

The Company analyzed its historical loss information for its accounts receivables and adjusted for forward looking information and determined the following credit loss percentages:

March 31, 2021
Ageing of accounts receivables	Expected Credit Losses %
Not Due (including unbilled receivables)	0.73%
0-90 days	2.80%
90-180 days	3.82%
180-365 days	3.99%
Above 365 days	11.79%

The impact on credit risk due to COVID-19 has been additionally considered by the management, wherever required.

March 31, 2021
(INR)
Audited
Ageing of accounts receivables*	(In million)
Not Due (including unbilled receivables)	2,924
0-90 days	516
90-180 days	388
180-365 days	423
Above 365 days	1,275
Total accounts receivables	5,524

*Includes INR 162 million (US$ 2.2 million) relating to receivables of the Company’s rooftop business classified as Assets held for sale.

Accounts receivable, net consists of the following:

	As of March 31,
	2020	2021	2021
	(INR)	(INR)	(US$)
	(In million)
Accounts receivable (1)	4,702	5,362	73.3
Less: Allowance for doubtful accounts/ credit losses	(246)	(475)	(6.5)
Total	4,456	4,887	66.8

(1) Includes INR 1,394 million and INR 1,558 million (US$ 21.3 million) of unbilled receivables for the year ended March 31, 2020 and 2021, respectively.

Activity for the allowance for doubtful accounts/ credit losses is as follows:

	As of March 31,
	2020	2021	2021
	(INR)	(INR)	(US$)
	(In million)
Balance at the beginning of the year	40	246	3.4

Provision for doubtful debts/ expected credit losses (net)	241	286	3.9
Write offs charged against the allowance	(35)	(44)	(0.6)
Less: Reclassified as held for sale	-	(13)	(0.2)

Balance at the end of the year	246	475	6.5

In relation to the Company’s 50 MWs project in Andhra Pradesh, the Andhra Pradesh DISCOM, Southern Power Distribution Company of Andhra Pradesh Ltd (“APSPDCL”) had issued a letter to the Company requesting the reduction of quoted tariff to INR 2.44 per unit as against the PPA rate of 5.89 per unit for solar projects from the date of commissioning and threatened termination of the PPA in case of refusal to accede to such reduction (“Letter”). The Company had challenged the Letter before the High Court at Vijayawada. The High Court vide its judgment dated September 24, 2019 (“Judgment”), whilst quashing the aforesaid Letter, directed DISCOM to approach the Andhra Pradesh Electricity Regulatory Commission (“APERC”) for reduction of tariff by directing DISCOM to make payment of outstanding and future invoices at the “interim” rate of Rs. 2.44/- per unit, until the dispute is resolved by the APERC. Accordingly, the Company has filed a writ appeal challenging the Judgment, whereby the Company has inter alia sought: (i) setting aside of the Judgment to the limited extent of the direction to DICOMS to make payment at the “interim” rate of Rs. 2.44 per unit and the implied blessing granted by the High Court to approach the APERC for reduction of tariff; and (ii) quashing of all actions undertaken by the respondents and/or restrain the respondents from taking any action seeking reduction of tariff under the concluded PPA and/or unilateral alteration of the terms of such PPA, pursuant to the directions in the Judgment, including quashing of the proceedings. Based on a legal opinion obtained by management, the Company is invoicing and recognizing revenue as per the PPA rate since management has assessed that matter is likely to be decided in favor of the Company. Further, the Company has recognized allowance for doubtful debts on this receivable as per the expected credit loss model.